PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 5. PROPERTY AND EQUIPMENT, NET

Property and equipment at December 31, 2023 and 2022, are summarized below:

	December 31,
	2023	2022

Lab equipment	$647,214	$462,155
Computers and software	68,682	21,463
Leasehold improvements	9,941	—
Vehicles	105,919	—
	831,756	483,618
Less: accumulated depreciation and amortization	(373,123)	(269,180)
Total property and equipment, net	$458,633	$214,438

Total Property and equipment depreciation expense was $233,064 and $10,182 for the years ended December 31, 2023, and 2022, respectively.